T. ROWE PRICE U.S. High Yield Fund
February 28, 2025 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS  8.7% (1)
Consumer Goods  0.9%
Varsity Brands, FRN, 1M TSFR + 3.50%, 7.819%, 8/26/31  4,835 4,831
4,831
Energy  0.9%
WaterBridge Midstream Operating, FRN, 3M TSFR + 4.75%,
9.077%, 6/27/29  5,082 5,062
5,062
Health Care  1.9%
Bausch Health, FRN, 1M TSFR + 5.25%, 2/1/27 (2) 5,335 5,301
Endo Finance Holdings, FRN, 1M TSFR + 4.00%, 8.324%,
4/23/31  4,883 4,883
10,184
Insurance  0.1%
TIH Insurance Holdings, FRN, 3M TSFR + 4.75%, 9.079%,
5/6/32  345 350
350
Leisure  1.0%
AMC Entertainment Holdings, FRN, 1M TSFR + 7.00%,
1/4/29 (2) 5,190 5,269
5,269
Retail  0.9%
Victra Holdings, FRN, 3M TSFR + 5.25%, 9.541%, 3/31/29  4,700 4,714
4,714
Technology & Electronics  1.6%
Ellucian Holdings, FRN, 1M TSFR + 4.75%, 9.074%, 11/22/32  5,170 5,264
Icon Parent, FRN, 3M TSFR + 5.00%, 9.315%, 11/12/32  3,440 3,480
8,744
Telecommunications  1.4%
Level 3 Financing, FRN, 1M TSFR + 6.56%, 4/16/29 (2) 5,180 5,232
Lumen Technologies, FRN, 1M TSFR + 2.35%, 4/15/29 (2) 2,765 2,601
7,833
Total Bank Loans (Cost $46,734) 46,987
CORPORATE BONDS  83.4%
Automotive  2.5%
Aston Martin Capital Holdings, 10.00%, 3/31/29 (3) 7,043 6,814
Clarios Global, 6.75%, 2/15/30 (3) 1,471 1,501
Clarios Global, 8.50%, 5/15/27 (3) 4,835 4,853
13,168

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Basic Industry  5.4%
ERO Copper, 6.50%, 2/15/30 (3) 6,575 6,449
First Quantum Minerals, 8.00%, 3/1/33 (3) 1,200 1,224
First Quantum Minerals, 8.625%, 6/1/31 (3) 5,458 5,695
Ivanhoe Mines, 7.875%, 1/23/30 (3) 5,145 5,182
LGI Homes, 8.75%, 12/15/28 (3) 4,915 5,173
Quikrete Holdings, 6.75%, 3/1/33 (3) 5,225 5,284
29,007
Capital Goods  3.7%
AAR Escrow Issuer, 6.75%, 3/15/29 (3) 4,815 4,911
Bombardier, 7.25%, 7/1/31 (3) 4,645 4,749
Owens-Brockway Glass Container, 7.25%, 5/15/31 (3) 5,173 5,089
Trivium Packaging Finance, 8.50%, 8/15/27 (3) 5,170 5,151
19,900
Consumer Goods  1.6%
HLF Financing, 12.25%, 4/15/29 (3) 4,954 5,332
Sigma Holdco, 7.875%, 5/15/26 (3) 2,940 2,929
8,261
Energy  17.7%
Aethon United BR, 7.50%, 10/1/29 (3) 5,105 5,265
Ascent Resources Utica Holdings, 8.25%, 12/31/28 (3) 4,980 5,080
Enbridge, Series NC5, VR, 8.25%, 1/15/84 (4) 9,495 10,103
Encino Acquisition Partners Holdings, 8.75%, 5/1/31 (3) 4,805 5,153
Energy Transfer, VR, 8.00%, 5/15/54 (4) 5,075 5,414
Energy Transfer, Series F, VR, 6.75% (4)(5) 760 759
Harvest Midstream I, 7.50%, 9/1/28 (3) 2,540 2,588
Howard Midstream Energy Partners, 7.375%, 7/15/32 (3) 5,100 5,304
Ithaca Energy North Sea, 8.125%, 10/15/29 (3) 6,245 6,425
NGL Energy Operating, 8.125%, 2/15/29 (3) 5,765 5,866
PBF Holding, 7.875%, 9/15/30 (3) 5,255 5,018
Permian Resources Operating, 7.00%, 1/15/32 (3) 4,650 4,772
SM Energy, 7.00%, 8/1/32 (3) 5,290 5,290
South Bow Canadian Infrastructure Holdings, VR, 7.50%,
3/1/55 (3)(4) 5,505 5,670
Sunoco, 7.00%, 5/1/29 (3) 4,725 4,884
Venture Global LNG, VR, 9.00% (3)(4)(5) 6,475 6,588
Vital Energy, 7.875%, 4/15/32 (3) 5,385 5,190
Weatherford International, 8.625%, 4/30/30 (3) 5,318 5,491
94,860
Financial Services  9.2%
APH Somerset Investor 2, 7.875%, 11/1/29 (3) 5,145 5,177
Aretec Group, 10.00%, 8/15/30 (3) 8,730 9,538
Encore Capital Group, 9.25%, 4/1/29 (3) 4,835 5,125

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
FirstCash, 6.875%, 3/1/32 (3) 5,593 5,677
OneMain Finance, 7.875%, 3/15/30  4,850 5,099
Osaic Holdings, 10.75%, 8/1/27 (3) 10,440 10,727
PRA Group, 8.875%, 1/31/30 (3) 4,965 5,213
Rfna, 7.875%, 2/15/30 (3) 2,775 2,827
49,383
Health Care  2.7%
CHS, 10.875%, 1/15/32 (3) 5,075 5,189
Heartland Dental, 10.50%, 4/30/28 (3) 8,942 9,490
14,679
Insurance  0.9%
Alliant Holdings Intermediate, 7.00%, 1/15/31 (3) 4,910 4,996
4,996
Leisure  1.8%
Six Flags Entertainment, 7.25%, 5/15/31 (3) 9,578 9,865
9,865
Media  7.9%
CCO Holdings, 6.375%, 9/1/29 (3) 5,200 5,220
CCO Holdings, 7.375%, 3/1/31 (3) 5,510 5,662
CSC Holdings, 11.25%, 5/15/28 (3) 2,615 2,546
Deluxe, 8.125%, 9/15/29 (3) 5,190 5,281
Directv Financing, 8.875%, 2/1/30 (3) 2,652 2,582
DISH Network, 11.75%, 11/15/27 (3) 9,776 10,314
Gray Media, 10.50%, 7/15/29 (3) 2,492 2,573
Midcontinent Communications, 8.00%, 8/15/32 (3) 5,432 5,554
Sinclair Television Group, 8.125%, 2/15/33 (3) 2,770 2,728
42,460
Real Estate  3.2%
Anywhere Real Estate Group, 7.00%, 4/15/30 (3) 5,433 5,019
Blackstone Mortgage Trust, 7.75%, 12/1/29 (3) 5,530 5,765
Brookfield Property REIT, 4.50%, 4/1/27 (3) 6,685 6,417
17,201
Retail  4.9%
Cougar JV Subsidiary, 8.00%, 5/15/32 (3) 5,238 5,539
eG Global Finance, 12.00%, 11/30/28 (3) 9,320 10,451
LCM Investments Holdings II, 8.25%, 8/1/31 (3) 4,720 4,980
Saks Global Enterprises, 11.00%, 12/15/29 (3) 5,435 5,007
25,977
Services  6.8%
Avis Budget Car Rental, 8.25%, 1/15/30 (3) 7,760 7,896
Hertz, 12.625%, 7/15/29 (3) 5,465 5,752
Ritchie Bros Holdings, 7.75%, 3/15/31 (3) 5,405 5,688
Sabre GLBL, 10.75%, 11/15/29 (3) 8,681 9,256

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Williams Scotsman, 7.375%, 10/1/31 (3) 7,404 7,691
36,283
Technology & Electronics  4.0%
Cloud Software Group, 8.25%, 6/30/32 (3) 4,990 5,165
Cloud Software Group, 9.00%, 9/30/29 (3) 5,090 5,198
McAfee, 7.375%, 2/15/30 (3) 5,460 5,323
NCR Atleos, 9.50%, 4/1/29 (3) 5,335 5,822
21,508
Telecommunications  3.9%
EchoStar, 10.75%, 11/30/29  5,280 5,663
Iliad Holding, 7.00%, 4/15/32 (3) 5,090 5,128
Uniti Group, 6.50%, 2/15/29 (3) 2,990 2,773
Uniti Group, 10.50%, 2/15/28 (3) 3,440 3,659
Windstream Services, 8.25%, 10/1/31 (3) 3,690 3,815
21,038
Transportation  4.1%
Avianca Midco 2, 9.625%, 2/14/30 (3) 2,720 2,625
JetBlue Airways, 9.875%, 9/20/31 (3) 5,600 5,922
Latam Airlines Group, 7.875%, 4/15/30 (3) 6,475 6,530
OneSky Flight, 8.875%, 12/15/29 (3) 5,111 5,296
VistaJet Malta Finance, 9.50%, 6/1/28 (3) 1,420 1,426
21,799
Utility  3.1%
Edison International, VR, 8.125%, 6/15/53 (4) 2,560 2,528
NRG Energy, VR, 10.25% (3)(4)(5) 3,405 3,788
Talen Energy Supply, 8.625%, 6/1/30 (3) 4,635 4,948
Vistra, VR, 8.00% (3)(4)(5) 5,321 5,467
16,731
Total Corporate Bonds (Cost $439,239) 447,116
PREFERRED STOCKS  0.6%
Financial Services  0.6%
Osaic Financial Services, 6.50%, 11/30/27  152 3,217
Total Preferred Stocks (Cost $2,727) 3,217

T. ROWE PRICE U.S. High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SHORT-TERM INVESTMENTS  8.3%
Money Market Funds  8.3%
T. Rowe Price Government Reserve Fund, 4.41% (6)(7) 44,469 44,469
Total Short-Term Investments (Cost $44,469) 44,469
Total Investments in Securities 101.0%
(Cost $533,169) $ 541,789
Other Assets Less Liabilities (1.0)% (5,508)
Net Assets 100.0% $ 536,281
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of February 28, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $417,550 and represents 77.9% of net assets.
(4) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(5) Perpetual security with no stated maturity date.
(6) Seven-day yield
(7) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
FRN Floating Rate Note
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE U.S. High Yield Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.41% $ —# $ — $ 994+
Supplementary Investment Schedule
Affiliate
Value
5/31/24
Purchase
Cost
Sales
Cost
Value
2/28/25
T. Rowe Price Government
Reserve Fund, 4.41% $ 10,444  ¤  ¤ $ 44,469^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $994 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $44,469.

T. ROWE PRICE U.S. High Yield Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price U.S. High Yield Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE U.S. High Yield Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are

T. ROWE PRICE U.S. High Yield Fund

not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 494,103 $ — $ 494,103
Preferred Stocks — 3,217 — 3,217
Short-Term Investments 44,469 — — 44,469
Total $ 44,469 $ 497,320 $ — $ 541,789
1
Includes Bank Loans and Corporate Bonds.

T. ROWE PRICE U.S. High Yield Fund

tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F1106-054Q3 02/25